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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2003
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Niemczewski
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Title: Managing Director
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ CHRIS NIEMCZEWSKI              Washington, DC                2/11/04
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                                                        Marshfield Associates
                                                              FORM 13F
                                                              31-Dec-03


                                                                                                                  Voting Authority
                                                                                                                 -------------------
                                                              Value      Shares/ Sh/  Put/  Invstmt    Other
Name of Issuer                  Title of class     CUSIP     (x$1000)    Prn Amt Prn  Call  Dscretn   Managers    Sole  Shared  None
------------------------------  ---------------  ---------   --------    ------- ---  ----  -------  ----------- ------ ------- ----
Abbott Laboratories                 COM          002824100         465     9970  SH           Sole                  9970
American Express Company            COM          025816109         217     4500  SH           Sole                  4500
American International Group        COM          026874107        1022    15420  SH           Sole                 15420
Berkshire Hathaway Class A          COM          084670108       26286      312  SH           Sole                   312
Berkshire Hathaway Class B          COM          084670207       38582    13706  SH           Sole                 13706
CCC Information Services            COM          12487Q109       17654  1044594  SH           Sole               1044594
Coca-Cola Company                   COM          191216100        1480    29155  SH           Sole                 29155
Disney (Walt) Company               COM          254687106         327    14027  SH           Sole                 14027
Dover Corp.                         COM          260003108        7482   188237  SH           Sole                188237
Duke Energy Company                 COM          264399106       83389  4077701  SH           Sole               4077701
ExxonMobil Corporation              COM          30231G102         742    18106  SH           Sole                 18106
Fairfax Financial Hldgs LTD         COM          303901102       10492    60125  SH           Sole                 60125
Federal Home Loan Mortgage Cor      COM          313400301        1608    27570  SH           Sole                 27570
First Data Corp                     COM          319963104         302     7338  SH           Sole                  7338
Gannett Inc.                        COM          364730101       16323   183074  SH           Sole                183074
General Electric Company            COM          369604103        6576   212276  SH           Sole                212276
Heineken Holdings NV Shs A          COM          N39338152         773    22100  SH           Sole                 22100
HomeFed Corp                        COM          43739D307         981    33817  SH           Sole                 33817
Intel Corp                          COM          458140100         802    25016  SH           Sole                 25016
Johnson & Johnson                   COM          478160104        6545   126702  SH           Sole                126702
Leucadia National Corporation       COM          527288104       28441   616942  SH           Sole                616942
Lindt & Sprungli                    COM                            316      380  SH           Sole                   380
Martin Marietta Materials           COM          573284106       85618  1822822  SH           Sole               1822822
Merck & Co., Inc.                   COM          589331107        1280    27705  SH           Sole                 27705
Microsoft Corporation               COM          594918104         725    26500  SH           Sole                 26500
Mohawk Industries                   COM          608190104       21200   300536  SH           Sole                300536
Morgan Stanley                      COM          617446448         212     3672  SH           Sole                  3672
Nestle ADR (Regular Shares)         COM          641069406        1012    16137  SH           Sole                 16137
Nestle SA Cham et Vevey (Regis      COM          H57312466         575     2300  SH           Sole                  2300
Nike Inc Cl B                       COM          654106103         290     4240  SH           Sole                  4240
Odyssey Re Holdings                 COM          67612W108       68634  3043623  SH           Sole               3043623
PepsiCo, Inc.                       COM          713448108        2226    47738  SH           Sole                 47738
Pfizer Inc.                         COM          717081103        1904    53899  SH           Sole                 53899
Sealed AirCorp                      COM          81211K100       22254   411048  SH           Sole                411048
State Street Corp                   COM          857477103         619    11890  SH           Sole                 11890
Student Loan Corp                   COM          863902102         358     2450  SH           Sole                  2450
TJX Companies Inc                   COM          872540109       35644  1616528  SH           Sole               1616528
Verizon Communications              COM          077853109         229     6523  SH           Sole                  6523
Washington Mutual Inc               COM          939322103       71051  1770964  SH           Sole               1770964
Washington Post Co Cl B             COM          939640108        4069     5141  SH           Sole                  5141
Wells Fargo & Company               COM          949740104       30320   514850  SH           Sole                514850
White Mountains Insurance Grou      COM          G9618E107      122007   265261  SH           Sole                265261
Wyeth                               COM          983024100         268     6311  SH           Sole                  6311
YUM! Brands Inc                     COM          988498101       83822  2436672  SH           Sole               2436672
REPORT SUMMARY                      44 DATA RECORDS             805122           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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